Taxation (Tables)	12 Months Ended
Mar. 31, 2019
Taxation
Schedule of income tax expense (income)

	2019	2018	2017
	€m	€m	€m
United Kingdom corporation tax expense/(credit):
Current year[1]	21	70	27
Adjustments in respect of prior years	(9)	(5)	(3)
	12	65	24
Overseas current tax expense/(credit):
Current year	1,098	1,055	961
Adjustments in respect of prior years	(48)	(102)	(35)
	1,050	953	926
Total current tax expense	1,062	1,018	950
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(232)	39	(16)
Overseas deferred tax	666	(1,936)	3,830
Total deferred tax expense /(credit)	434	(1,897)	3,814
Total income tax expense /(credit)	1,496	(879)	4,764

Note:

1	The income statement tax charge includes tax relief on capitalised interest.

Schedule tax (credit)/charge on discontinued operations

	2019	2018	2017
	€m	€m	€m
Tax credit on profit from ordinary activities of discontinued operations[1]	(56)	(617)	(973)

Note:

1	2018 includes a €925m credit (2017: €840m credit) relating to the impairment of Vodafone India.

Schedule of tax charged/(credited) directly to other comprehensive income

	2019	2018	2017
	€m	€m	€m
Current tax	3	22	(16)
Deferred tax	56	70	44
Total tax charged directly to other comprehensive income	59	92	28

Schedule of tax credited directly to equity

	2019	2018	2017
	€m	€m	€m
Current tax	—	—	—
Deferred tax	4	9	(9)
Total tax charged/(credited) directly to equity	4	9	(9)

Schedule of factors affecting the tax expense for the year

	2019	2018	2017
	€m	€m	€m
Continuing (loss)/profit before tax as shown in the consolidated income statement	(2,613)	3,878	2,792

Aggregated expected income tax (credit)/expense	(457)	985	795
Impairment losses with no tax effect	807	—	—
Disposal of Group investments	—	55	(271)
Effect of taxation of associates and joint ventures, reported within profit before tax	262	90	23
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain[1]	1,186	(1,583)	1,603
Deferred tax following revaluation of investments in Luxembourg[1]	(488)	(330)	(329)
Previously unrecognised temporary differences we expect to use in the future	—	—	(15)
Previously unrecognised temporary differences utilised in the year	—	(29)	(11)
Current year temporary differences (including losses) that we currently do not expect to use	78	20	139
Adjustments in respect of prior year tax liabilities[2]	(94)	(244)	(107)
Revaluation of assets for tax purposes	—	—	(39)
Impact of tax credits and irrecoverable taxes	79	93	98
Deferred tax on overseas earnings	(39)	24	26
Effect of current year changes in statutory tax rates on deferred tax balances	(2)	(44)	2,755
Financing costs not deductible for tax purposes	67	23	25
Expenses not deductible (income not taxable) for tax purposes	97	61	72
Income tax expense/(credit)	1,496	(879)	4,764

Notes:

1See note below regarding deferred tax asset recognition in Luxembourg and Spain on pages 140 and 141.

22018 includes the impact of closing tax audits across the Group during the year, including in Germany and Romania.

3Includes a €42 million credit (2018: €15 million charge, 2017 €95 million charge) relating to the combination of Vodafone India with Idea Cellular.

Schedule of analysis of movements in net deferred tax

€m
1 April 2018	25,556
Adoption of IFRS 15 and IFRS 9	(790)
Exchange and other movements	11
Charged to the income statement (continuing operations)	(434)
Charged directly to OCI	(56)
Charged directly to equity	(4)
Arising on acquisition and dispositions	(8)
31 March 2019[1]	24,275

Schedule of other information related to deferred taxes

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred	deferred tax	amounts	tax
	statement	tax asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	350	1,495	(1,202)	8	301
Intangible assets	38	406	(754)	15	(333)
Tax losses	(814)	32,397	—	(8,175)	24,222
Deferred tax on overseas earnings	104	—	—	—	—
Temporary differences relating to revenue recognition	62	—	(766)	—	(766)
Other temporary differences	(174)	1,389	(304)	(234)	851
31 March 2019[1]	(434)	35,687	(3,026)	(8,386)	24,275

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	24,753
Deferred tax liability	(478)
31 March 2019[1]	24,275

At 31 March 2018, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred tax	deferred tax	amounts	tax
	statement	asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	103	1,289	(1,342)	(33)	(86)
Intangible assets	225	193	(571)	16	(362)
Tax losses	1,666	30,953	—	(5,904)	25,049
Deferred tax on overseas earnings	(24)	—	(108)	—	(108)
Other temporary differences	(73)	1,218	(132)	(23)	1,063
31 March 2018[1]	1,897	33,653	(2,153)	(5,944)	25,556

At 31 March 2018, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	26,200
Deferred tax liability	(644)
31 March 2018[1]	25,556

Notes:

1The Group does not discount its deferred tax assets. This is in accordance with the requirements of IAS12.

Schedule of carryforward of losses and expiration period

At 31 March 2019, the gross amount and expiry dates of losses available for carry forward are as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	207	37	99,967	100,211
Losses for which no deferred tax is recognised	632	7,063	26,734	34,429
	839	7,100	126,701	134,640

At 31 March 2018, the gross amount and expiry dates of losses available for carry forward were as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	266	—	103,452	103,718
Losses for which no deferred tax is recognised	621	3,074	21,994	25,689
	887	3,074	125,446	129,407